26. EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ExpenseByNatureLineItems [Line Items]
Expense, net	R$ (21,633,776)	R$ (20,117,134)	R$ (18,863,368)
Classified as:
Cost of sales	19,124,901	17,263,264	16,105,657
Selling expenses	(2,004,417)	(2,342,805)	(2,263,688)
General and administrative expenses	(504,458)	(511,065)	(494,023)
Total	(21,633,776)	(20,117,134)	(18,863,368)
Raw materials and inputs [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	(6,928,517)	(7,287,933)	(6,759,275)
Labor cost [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	(3,187,428)	(2,807,280)	(2,743,460)
Supplies [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	(2,150,452)	(1,981,547)	(1,782,576)
Maintenance cost Services and materials [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	(1,340,255)	(1,340,135)	(1,326,894)
Outsourcing services [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	(2,217,657)	(2,392,626)	(2,368,387)
Freights [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	(216,506)	(334,509)	(109,756)
Distribution freights [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	(1,421,079)	(1,787,979)	(1,692,785)
Depreciation amortization and depletion [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	(2,421,458)	(1,421,704)	(1,175,107)
Others [member]
ExpenseByNatureLineItems [Line Items]
Expense, net	R$ (1,750,424)	R$ (763,421)	R$ (905,128)